Warrants (Details 1)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Dividend yield
Expected yearly volatility	75.80%
Annual risk-free interest	2.74%
Expected life	1 month